UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2020 to February 28, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,014.30	0.85%	$4.25
Class C	1,000.00	1,010.50	1.60%	7.98
Institutional Class	1,000.00	1,014.70	0.60%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,007.40	0.71%	$3.53
Class C	1,000.00	1,003.20	1.56%	7.75
Institutional Class	1,000.00	1,008.20	0.56%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.27	0.71%	$3.56
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Minnesota High-Yield Municipal Bond
Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,024.10	0.89%	$4.47
Class C	1,000.00	1,020.30	1.64%	8.22
Institutional Class	1,000.00	1,024.40	0.64%	3.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.43%
Corporate Revenue Bond	1.25%
Education Revenue Bonds	18.47%
Electric Revenue Bonds	7.68%
Healthcare Revenue Bonds	22.76%
Housing Revenue Bonds	0.70%
Lease Revenue Bonds	2.85%
Local General Obligation Bonds	11.98%
Pre-Refunded/Escrowed to Maturity Bonds	7.55%
Special Tax Revenue Bonds	3.20%
State General Obligation Bonds	11.79%
Transportation Revenue Bonds	6.24%
Water & Sewer Revenue Bonds	2.96%
Short-Term Investments	1.38%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.37%
Minnesota	94.62%
Puerto Rico	3.48%
US Virgin Islands	0.34%
Total Value of Securities	98.81%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.32%
Corporate Revenue Bond	1.01%
Education Revenue Bonds	13.98%
Electric Revenue Bonds	6.08%
Healthcare Revenue Bonds	23.08%
Housing Revenue Bonds	0.66%
Lease Revenue Bonds	4.26%
Local General Obligation Bonds	17.36%
Pre-Refunded/Escrowed to Maturity Bonds	5.94%
Special Tax Revenue Bonds	3.01%
State General Obligation Bonds	15.28%
Transportation Revenue Bonds	5.43%
Water & Sewer Revenue Bonds	2.23%
Short-Term Investments	0.53%
Total Value of Securities	98.85%
Receivables and Other Assets Net of Liabilities	1.15%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.74%
Minnesota	95.50%
Puerto Rico	2.61%
Total Value of Securities	98.85%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.44%
Corporate Revenue Bond	1.48%
Education Revenue Bonds	21.91%
Electric Revenue Bonds	5.88%
Healthcare Revenue Bonds	33.44%
Housing Revenue Bonds	1.89%
Lease Revenue Bonds	2.25%
Local General Obligation Bonds	6.38%
Pre-Refunded/Escrowed to Maturity Bonds	4.57%
Special Tax Revenue Bonds	4.75%
State General Obligation Bonds	7.29%
Transportation Revenue Bonds	5.50%
Water & Sewer Revenue Bonds	1.10%
Short-Term Investments	0.44%
Total Value of Securities	96.88%
Receivables and Other Assets Net of Liabilities	3.12%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	92.01%
Puerto Rico	4.87%
Total Value of Securities	96.88%

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.43%
Corporate Revenue Bond – 1.25%
St. Paul Port Authority Solid Waste Disposal
Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	$7,417,548
		7,417,548
Education Revenue Bonds – 18.47%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	898,926
Series A 4.25% 7/1/47	1,550,000	1,634,351
Series A 4.375% 7/1/52	400,000	423,432
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,344,411
Series A 5.00% 3/1/39	385,000	396,227
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	267,530
Series A 5.00% 7/1/45	1,390,000	1,468,841
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,198,980
Duluth Housing & Redevelopment Authority
Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	783,447
Series A 5.00% 11/1/48	2,800,000	3,092,012
Duluth Independent School District No. 709
Certificates of Participation
Series B 5.00% 2/1/28	350,000	433,433
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	449,992
Series A 5.375% 8/1/50	1,690,000	1,905,982
Series A 5.50% 8/1/36	580,000	612,532
Series A 5.75% 8/1/44	1,190,000	1,259,984
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	829,520
Series A 5.00% 7/1/47	2,290,000	2,455,063

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$612,898
Series A 5.00% 7/1/44	1,770,000	1,847,030
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	951,711
Series A 5.00% 7/1/47	2,300,000	2,423,073
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	494,073
5.50% 8/1/49	2,260,000	2,374,379
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,096,183
Minnesota Higher Education Facilities Authority
Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,358,187
5.00% 5/1/47	250,000	266,753
(Carleton College)
4.00% 3/1/35	1,000,000	1,131,070
4.00% 3/1/36	415,000	468,137
5.00% 3/1/44	2,110,000	2,472,013
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	1,044,570
(College of St. Scholastica)
4.00% 12/1/29	280,000	317,752
4.00% 12/1/30	290,000	326,604
4.00% 12/1/33	500,000	554,305
4.00% 12/1/34	500,000	552,645
4.00% 12/1/40	1,200,000	1,302,096
(Gustavus Adolphus College)
5.00% 10/1/47	5,600,000	6,454,728
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,016,112
Series A 5.00% 10/1/35	875,000	1,042,396
Series A 5.00% 10/1/45	2,120,000	2,460,642
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	578,985
Series 8-I 5.00% 10/1/33	250,000	288,788

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority
Revenue
(St. Olaf College)
3.00% 10/1/41	1,585,000	$1,706,157
4.00% 10/1/46	750,000	870,255
4.00% 10/1/50	565,000	653,869
Series 8-G 5.00% 12/1/31	745,000	867,299
Series 8-G 5.00% 12/1/32	670,000	777,883
Series 8-N 4.00% 10/1/35	500,000	561,780
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,058,341
Series B 5.00% 10/1/38	1,000,000	1,106,040
Series B 5.00% 10/1/39	170,000	187,534
Series B 5.00% 10/1/40	625,000	688,606
Series B 5.00% 10/1/47	1,060,000	1,155,527
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,668,732
4.00% 10/1/37	750,000	860,318
4.00% 10/1/44	1,255,000	1,411,975
5.00% 10/1/40	500,000	612,200
Series 8-L 5.00% 4/1/35	1,250,000	1,460,125
Series A 4.00% 10/1/34	400,000	455,772
Series A 4.00% 10/1/36	500,000	566,585
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	1,000,000	983,380
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	540,603
Series A 5.00% 9/1/44	1,165,000	1,195,779
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	2,855,000	2,928,031
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	612,500
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	1,975,692
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	325,488

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	$812,513
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,155,400
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	526,005
Series A 4.125% 9/1/47	1,750,000	1,813,858
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,545,048
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,104,006
Series A 5.00% 9/1/34	2,625,000	3,220,035
Series A 5.00% 4/1/35	3,175,000	3,784,219
Series A 5.00% 4/1/36	2,650,000	3,152,705
Series A 5.00% 4/1/37	1,125,000	1,336,579
Series A 5.00% 9/1/40	1,560,000	1,893,388
Series A 5.00% 9/1/41	1,750,000	2,122,207
Series A 5.00% 4/1/44	3,000,000	3,704,220
		109,290,447
Electric Revenue Bonds – 7.68%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	412,297
Series A 5.00% 10/1/30	1,150,000	1,352,998
Minnesota Municipal Power Agency Electric
Revenue
4.00% 10/1/41	1,000,000	1,089,590
5.00% 10/1/29	395,000	452,670
5.00% 10/1/30	500,000	572,430
5.00% 10/1/33	1,205,000	1,377,267
5.00% 10/1/47	2,000,000	2,353,900
Series A 5.00% 10/1/30	1,060,000	1,213,551
Series A 5.00% 10/1/34	750,000	857,220
Series A 5.00% 10/1/35	1,525,000	1,743,014
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	643,901
5.00% 1/1/28	350,000	415,520
5.00% 1/1/28	210,000	255,039

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	585,000	$691,178
5.00% 1/1/29	220,000	264,829
5.00% 1/1/30	520,000	611,166
5.00% 1/1/31	200,000	237,492
5.00% 1/1/32	210,000	248,207
5.00% 1/1/35	160,000	187,573
5.00% 1/1/36	180,000	210,505
5.00% 1/1/41	400,000	462,980
Series A 5.00% 1/1/25	125,000	134,994
Series A 5.00% 1/1/26	425,000	458,656
Series A 5.00% 1/1/31	520,000	559,889
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	388,075
Series AAA 5.25% 7/1/25 ‡	250,000	226,250
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,696,875
Series WW 5.00% 7/1/28 ‡	1,775,000	1,601,938
Series WW 5.25% 7/1/33 ‡	1,250,000	1,131,250
Series XX 4.75% 7/1/26 ‡	260,000	234,000
Series XX 5.25% 7/1/40 ‡	750,000	678,750
Series XX 5.75% 7/1/36 ‡	925,000	841,750
Series ZZ 4.75% 7/1/27 ‡	210,000	189,000
Series ZZ 5.25% 7/1/24 ‡	350,000	316,750
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,662,324
Series A 5.00% 12/1/47	2,265,000	2,675,780
Southern Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/41	1,310,000	1,522,954
Series A 5.00% 1/1/42	1,500,000	1,808,970
Series A 5.00% 1/1/46	2,000,000	2,309,980
Series A 5.00% 1/1/47	3,130,000	3,742,697
Southern Minnesota Municipal Power Agency
Revenue Capital Appreciation
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,810,100
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,414,384
Series A 4.00% 10/1/31	885,000	1,008,245
Series A 4.00% 10/1/33	365,000	411,873
		45,478,811

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 22.76%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$1,151,645
5.375% 11/1/34	320,000	340,109
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard
Path Project)
5.00% 9/1/43	465,000	484,744
5.00% 9/1/58	3,220,000	3,332,571
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,171,551
2nd Tier Series B 5.25% 1/1/37	505,000	395,955
4th Tier Series D 7.00% 1/1/37	1,665,000	1,315,966
4th Tier Series D 7.25% 1/1/52	2,715,000	2,034,784
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter
Communities Project)
Series A 5.50% 12/1/48	2,350,000	2,408,280
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	464,549
5.00% 6/1/48	1,000,000	1,020,230
5.00% 6/1/53	2,450,000	2,494,810
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	570,775
4.00% 11/1/41	800,000	899,096
5.00% 11/1/26	500,000	567,545
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	493,200
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	101,399
5.00% 5/1/44	1,500,000	1,531,140
5.00% 5/1/51	1,585,000	1,607,174
Dakota County Community Development Agency
Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	288,394
Series A 144A 5.00% 8/1/46 #	2,380,000	2,443,023

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$739,899
Series A 5.00% 4/1/40	705,000	713,439
Series A 5.00% 4/1/48	315,000	317,523
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,232,780
Series A 5.00% 2/15/48	1,850,000	2,170,050
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	3,904,725
6.00% 6/15/39	3,570,000	3,717,262
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	516,430
4.00% 4/1/25	660,000	680,044
4.00% 4/1/31	60,000	61,143
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated
Group)
5.375% 8/1/34	660,000	661,696
5.75% 2/1/44	500,000	503,505
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	561,091
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,119,880
5.00% 5/1/27	1,400,000	1,710,506
5.00% 5/1/29	1,000,000	1,195,240
5.00% 5/1/30	850,000	1,006,766
5.00% 5/1/31	500,000	588,450
5.00% 5/1/32	500,000	584,680
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,127,760
5.00% 9/1/32	1,000,000	1,124,750
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,646,125
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,183,464

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	$575,465
Series A 5.00% 11/15/34	500,000	574,455
Series A 5.00% 11/15/35	1,000,000	1,222,120
Series A 5.00% 11/15/44	1,000,000	1,128,470
Series A 5.00% 11/15/49	3,475,000	4,115,269
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	505,170
5.25% 11/1/45	1,950,000	1,966,906
5.375% 11/1/50	455,000	459,632
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,908,469
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	434,605
Series A 5.00% 11/1/32	330,000	333,515
Series A 5.00% 11/1/42	1,250,000	1,263,200
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	3,205,377
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,635,460
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,302,656
Series A 5.30% 9/1/37	1,200,000	1,222,440
Sauk Rapids Health Care Housing Facilities
Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,356,804
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	969,058
5.00% 9/1/24	575,000	654,062
5.00% 9/1/25	750,000	847,185
5.00% 9/1/26	575,000	647,174
5.00% 9/1/27	405,000	454,062

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/28	425,000	$472,974
5.00% 9/1/29	425,000	471,083
5.00% 9/1/34	730,000	793,437
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,854,685
5.00% 5/1/48	5,090,000	6,142,663
Series A 4.00% 5/1/37	965,000	1,061,741
Series A 5.00% 5/1/46	3,715,000	4,285,624
Unrefunded Balance 5.125% 5/1/30	740,000	742,035
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,690,541
Series A 5.00% 11/15/47	1,560,000	1,820,972
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,555,146
Series A 5.00% 7/1/32	3,000,000	3,449,520
Series A 5.00% 7/1/33	1,260,000	1,443,116
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	3,035,241
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,190
Series A 5.375% 5/1/43	500,000	499,995
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	506,350
4.00% 8/1/44	800,000	812,440
5.00% 8/1/49	1,000,000	1,057,950
5.00% 8/1/54	875,000	923,396
West St. Paul Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	250,300
4.75% 11/1/52	750,000	750,578

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	$858,500
4.65% 7/1/26	540,000	545,476
Woodbury Housing & Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	524,130
5.125% 12/1/44	1,605,000	1,671,126
		134,684,911
Housing Revenue Bonds – 0.70%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	700,000	683,970
Series I 2.20% 1/1/51	1,315,000	1,268,291
Minnesota Housing Finance Agency
Homeownership Finance (Mortgage-Backed
Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	825,000	832,854
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,373,691
		4,158,806
Lease Revenue Bonds – 2.85%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,368,688
Series A 5.00% 6/1/43	3,835,000	4,182,911
Series B 5.00% 3/1/28	2,500,000	2,617,150
Series B 5.00% 3/1/29	1,000,000	1,046,750
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,788,795
Series C 5.00% 8/1/35	1,645,000	1,877,241
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research
Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	3,973,820
		16,855,355

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 11.98%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	$1,690,635
Series A 4.00% 2/1/43	3,500,000	3,905,195
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,027,787
Series A 4.00% 2/1/29	1,800,000	2,004,318
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	2,299,297
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,194,150
Series A 5.00% 2/1/33	3,585,000	4,275,328
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	182,493
Series A 4.00% 2/1/28	1,250,000	1,416,912
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,281,181
Series A 5.00% 12/1/36	940,000	1,153,239
Series A 5.00% 12/1/37	5,495,000	6,758,500
Series A 5.00% 12/1/38	3,310,000	4,078,681
Series B 5.00% 12/1/30	1,000,000	1,233,780
Series C 5.00% 12/1/28	1,500,000	1,958,745
Series C 5.00% 12/1/30	1,245,000	1,536,056
Series C 5.00% 12/1/37	3,000,000	3,673,020
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/30	445,000	520,356
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	530,410
Series A 4.00% 2/1/37	600,000	703,776
Series A 4.00% 2/1/38	625,000	730,525
Series B 4.00% 2/1/36	945,000	1,113,862
Series B 4.00% 2/1/37	1,255,000	1,472,065
Series B 4.00% 2/1/38	1,305,000	1,525,336
(School Building)
Series B 4.00% 2/1/37	1,000,000	1,193,250

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program)
Series A 4.00% 2/1/43	3,000,000	$3,347,310
Mountain Iron-Buhl Independent School District No.
712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,523,783
St. Michael-Albertville Independent School District
No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	2,257,042
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax)
Series A 4.00% 2/1/35 (AGM)	500,000	571,575
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,420,379
White Bear Lake Independent School District No.
624
Series A 3.00% 2/1/43	10,645,000	11,315,209
		70,894,195
Pre-Refunded/Escrowed to Maturity Bonds – 7.55%
Dakota & Washington Counties Housing &
Redevelopment Authority Single Family
Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	14,663,368
Minnesota
Series A Unrefunded
Balance 5.00% 10/1/24-21 §	2,555,000	2,627,332
Series A Unrefunded
Balance 5.00% 10/1/27-21 §	5,200,000	5,347,212
(State Trunk Highway)
Series B 5.00% 10/1/29-21 §	5,000,000	5,141,550
Minnesota Higher Education Facilities Authority
Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	376,555
Series 7-Q 5.00% 10/1/24-22 §	475,000	511,038
Series 7-Q 5.00% 10/1/27-22 §	200,000	215,174
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	332,904

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Electric Utility Revenue
Series B 5.00% 12/1/28-23 §	275,000	$310,335
Series B 5.00% 12/1/31-23 §	1,365,000	1,540,389
Series B 5.00% 12/1/33-23 §	300,000	338,547
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	326,592
5.00% 7/1/33-23 §	650,000	719,608
St. Paul Housing & Redevelopment Authority
Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,093,511
Series A 5.00% 11/15/30-25 §	670,000	805,112
University of Minnesota
Series A 5.50% 7/1/21	2,365,000	2,404,235
Western Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,525,840
Series A 5.00% 1/1/46-24 §	3,000,000	3,394,380
		44,673,682
Special Tax Revenue Bonds – 3.20%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,041,760
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	266,445
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	10,200,000	11,132,586
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	751,521
Series G 5.00% 11/1/31	1,500,000	1,719,285
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien)
5.00% 10/1/29 (AGM)	2,000,000	2,035,200
		18,946,797
State General Obligation Bonds – 11.79%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	2,530,000	2,197,937

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
Series A 5.00% 8/1/30	6,980,000	$9,175,280
Series A 5.00% 8/1/35	3,000,000	3,864,480
Series A 5.00% 8/1/40	1,750,000	2,271,850
(State Trunk Highway)
Series E 5.00% 10/1/26	3,395,000	4,208,102
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,051,075
Series A 5.00% 8/1/29	3,200,000	3,800,608
Series A 5.00% 8/1/30	4,200,000	4,814,418
Series A 5.00% 8/1/32	3,875,000	4,437,611
Series A 5.00% 8/1/33	2,075,000	2,633,715
Series A 5.00% 10/1/33	3,000,000	3,727,050
Series A 5.00% 8/1/35	2,975,000	3,759,389
Series A 5.00% 8/1/38	3,450,000	4,321,815
Series A Unrefunded Balance 4.00% 8/1/27	955,000	999,331
Series D 5.00% 8/1/26	6,000,000	7,402,080
Series D 5.00% 8/1/27	2,525,000	3,104,462
		69,769,203
Transportation Revenue Bonds – 6.24%
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,489,842
Series C 5.00% 1/1/29	410,000	498,162
Series C 5.00% 1/1/33	850,000	1,013,906
Series C 5.00% 1/1/36	600,000	710,406
Series C 5.00% 1/1/41	600,000	703,086
Series C 5.00% 1/1/46	1,595,000	1,852,273
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,114,430
Series A 5.00% 1/1/44	3,000,000	3,636,420
Series A 5.00% 1/1/49	5,000,000	6,019,800
Series B 5.00% 1/1/26	575,000	597,396
Series B 5.00% 1/1/27	1,160,000	1,204,498
Series B 5.00% 1/1/28	2,750,000	2,854,060
Series B 5.00% 1/1/29	120,000	124,500
Series B 5.00% 1/1/30	1,675,000	1,737,243
Series B 5.00% 1/1/31	1,750,000	1,814,872

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	3,595,000	$4,282,256
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,276,434
		36,929,584
Water & Sewer Revenue Bonds – 2.96%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,222,376
Metropolitan Council General Obligation
Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,517,528
Series B 5.00% 9/1/25	2,000,000	2,143,540
Series C 4.00% 3/1/31	3,120,000	3,612,554
Series C 4.00% 3/1/32	3,225,000	3,715,813
Series E 5.00% 9/1/23	2,000,000	2,144,160
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,169,000
		17,524,971
Total Municipal Bonds (cost $549,390,406)		576,624,310

Short-Term Investments – 1.38%
Variable Rate Demand Notes – 1.38%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.01%
11/15/48 (LOC – Wells Fargo Bank N.A.)	1,150,000	1,150,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-1 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	5,865,000	5,865,000
Series B-2 0.01% 11/15/35
(LOC - JPMorgan Chase Bank N.A.)	1,125,000	1,125,000
Total Short-Term Investments (cost $8,140,000)		8,140,000
Total Value of Securities–98.81%
(cost $557,530,406)		$584,764,310

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Delaware Tax-Free Minnesota Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $14,214,997, which represents 2.40% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.32%
Corporate Revenue Bond – 1.01%
St. Paul Port Authority Solid Waste Disposal
Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$905,452
		905,452
Education Revenue Bonds – 13.98%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	454,814
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	503,115
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	331,657
Duluth Housing & Redevelopment Authority
Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	447,684
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	443,558
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	565,939
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	500,000	537,690
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	551,890
Minnesota Higher Education Facilities Authority
Revenue
(Bethel University)
5.00% 5/1/32	750,000	827,610
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	515,153
5.00% 10/1/35	555,000	654,872
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	673,090
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	150,942

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority
Revenue
(St. Olaf College)
3.00% 10/1/41	415,000	$446,723
Series 8-G 5.00% 12/1/31	125,000	145,520
Series 8-G 5.00% 12/1/32	125,000	145,128
(University of St. Thomas)
4.00% 10/1/36	300,000	345,255
5.00% 10/1/34	350,000	436,229
5.00% 10/1/35	750,000	931,830
Series 7-U 4.00% 4/1/26	1,400,000	1,490,888
Series A 5.00% 10/1/29	630,000	778,856
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	325,000	333,314
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	345,365
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	157,090
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	278,967
		12,493,179
Electric Revenue Bonds – 6.08%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/23	1,000,000	1,038,360
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	294,498
Minnesota Municipal Power Agency Electric
Revenue
Series A 5.00% 10/1/29	500,000	573,000
Series A 5.00% 10/1/30	240,000	274,766
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	177,225
5.00% 1/1/30	235,000	280,449
5.00% 1/1/31	350,000	409,749
Series A 5.00% 1/1/25	200,000	215,990
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	367,491

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	$609,980
Series A 5.00% 12/1/31	575,000	700,758
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	486,731
		5,428,997
Healthcare Revenue Bonds – 23.08%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	286,967
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	402,825
3rd Tier Series C 5.00% 1/1/32	420,000	309,712
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter
Communities Project)
Series A 5.50% 12/1/48	250,000	256,200
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	258,083
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	684,906
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	90,361
4.00% 9/1/39	100,000	86,066
Crookston Health Care Facilities Revenue
(RiverView Health Project)
5.00% 5/1/38	400,000	405,596
Dakota County Community Development Agency
Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	494,390
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	895,852
Series A 5.00% 2/15/48	390,000	457,470
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	780,945

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	$277,898
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated
Group)
4.25% 8/1/24	413,334	408,411
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	529,970
5.00% 5/1/28	1,000,000	1,209,580
(North Memorial Health Care)
5.00% 9/1/31	320,000	360,883
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,465
Series A 5.00% 11/15/34	500,000	574,455
Series A 5.00% 11/15/35	500,000	611,060
Series A 5.00% 11/15/49	1,000,000	1,184,250
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	535,480
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,494,586
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series C 4.50% 11/15/38 ●	925,000	952,177
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,057,234
Sauk Rapids Health Care Housing Facilities
Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	577,898
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	977,516
Unrefunded Balance 5.125% 5/1/30	360,000	360,990

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	275,000	$321,005
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,149,840
Series A 5.00% 7/1/33	200,000	229,066
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	502,510
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	133,536
5.00% 8/1/35	150,000	160,143
West St. Paul, Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	513,770
Woodbury Housing & Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	524,130
		20,631,226
Housing Revenue Bonds – 0.66%
Minnesota Housing Finance Agency Residential
Housing Finance
Series I 2.00% 7/1/40	300,000	293,130
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	294,362
		587,492
Lease Revenue Bonds – 4.26%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,204,445
Series A 5.00% 6/1/43	715,000	779,865
Series B 5.00% 3/1/27	1,000,000	1,046,960

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency State
Appropriation
(Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	$778,055
		3,809,325
Local General Obligation Bonds – 17.36%
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,201,620
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	283,382
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,840,275
Series A 5.00% 12/1/38	1,055,000	1,300,003
Series C 5.00% 12/1/30	1,500,000	1,850,670
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,204,362
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	259,312
Series B 4.00% 2/1/36	465,000	548,091
Series B 4.00% 2/1/37	600,000	715,950
St. Michael-Albertville Independent School District
No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	605,105
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,133,390
White Bear Lake Independent School District
No. 624
Series A 3.00% 2/1/43	2,420,000	2,572,363
		15,514,523
Pre-Refunded/Escrowed to Maturity Bonds – 5.94%
Minnesota
Series A Unrefunded Balance 5.00%
10/1/24-21 §	2,000,000	2,056,620
Minnesota Higher Education Facilities Authority
Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	457,245

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority
Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	$198,274
Series A 5.00% 11/15/30-25 §	120,000	144,199
University of Minnesota
Series D 5.00% 12/1/26-21 §	1,000,000	1,036,050
Western Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,414,325
		5,306,713
Special Tax Revenue Bonds – 3.01%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	164,232
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	904,741
Series A-1 4.75% 7/1/53	655,000	714,887
Series A-2 4.536% 7/1/53	378,000	407,344
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	435,000	500,803
		2,692,007
State General Obligation Bonds – 15.28%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	345,000	299,719
Minnesota
Series A 5.00% 8/1/30	2,000,000	2,629,020
Series A 5.00% 8/1/33	285,000	361,739
Series A 5.00% 8/1/34	1,000,000	1,266,200
Series A 5.00% 8/1/35	2,000,000	2,576,320
Series A 5.00% 8/1/40	750,000	973,650
Series D 5.00% 8/1/26	2,500,000	3,084,200
Series D 5.00% 8/1/27	1,500,000	1,844,235
Series E 5.00% 10/1/26	500,000	619,750
		13,654,833

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.43%
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	$737,655
Series B 5.00% 1/1/31	750,000	777,802
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,905,872
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	482,202
Series A 4.00% 8/1/27	545,000	580,256
Series A 4.00% 8/1/28	350,000	370,240
		4,854,027
Water & Sewer Revenue Bonds – 2.23%
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	575,000	666,097
Metropolitan Council General Obligation
Wastewater Revenue (Minneapolis – St. Paul
Metropolitan Area)
Series C 4.00% 3/1/31	565,000	654,197
Series C 4.00% 3/1/32	585,000	674,031
		1,994,325
Total Municipal Bonds (cost $84,512,779)		87,872,099

Short-Term Investments – 0.53%
Variable Rate Demand Notes – 0.53%¤
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System) Series B-2 0.01%
11/15/35
(LOC - JPMorgan Chase Bank N.A.)	475,000	475,000
Total Short-Term Investments (cost $475,000)		475,000
Total Value of Securities–98.85%
(cost $84,987,779)		$88,347,099

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $1,890,246, which represents 2.11% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 96.44%
Corporate Revenue Bond – 1.48%
St. Paul Port Authority Solid Waste Disposal
Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	$3,043,752
		3,043,752
Education Revenue Bonds – 21.91%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	898,645
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,307,033
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	267,530
Series A 5.00% 7/1/45	230,000	243,046
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,099,490
Duluth Housing & Redevelopment Authority
Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	1,104,290
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	744,348
Series A 5.75% 8/1/44	585,000	619,404
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	254,820
Series A 5.00% 7/1/47	710,000	761,177
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	706,283
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	174,359
Series A 5.00% 7/1/44	495,000	516,542
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,061,280
Series A 5.00% 7/1/47	800,000	842,808

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$772,695
144A 5.00% 8/1/53 #	570,000	592,697
5.25% 8/1/39	800,000	840,976
Minnesota Higher Education Facilities Authority
Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,269,002
5.00% 5/1/47	1,500,000	1,600,515
(Carleton College)
4.00% 3/1/37	635,000	714,362
(Gustavus Adolphus College)
5.00% 10/1/47	1,000,000	1,152,630
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	263,107
4.00% 5/1/25	200,000	209,896
4.00% 5/1/26	100,000	104,743
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	634,433
Series A 5.00% 10/1/45	670,000	777,656
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	247,904
(St. Olaf College)
4.00% 10/1/50	935,000	1,082,066
Series 8-G 5.00% 12/1/31	205,000	238,653
Series 8-G 5.00% 12/1/32	205,000	238,009
Series 8-N 4.00% 10/1/34	800,000	900,848
Series 8-N 4.00% 10/1/35	590,000	662,900
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	332,463
Series B 5.00% 10/1/39	770,000	849,418
(University of St. Thomas)
4.00% 10/1/37	500,000	573,545
4.00% 10/1/41	1,000,000	1,134,110
4.00% 10/1/44	950,000	1,068,826
Series A 4.00% 10/1/35	400,000	454,604
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,472,913

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	770,000	$789,697
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	525,000
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,777,615
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	292,947
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	577,700
Series A 6.00% 9/1/51	3,500,000	4,078,620
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,336,053
Series A 4.125% 9/1/47	500,000	518,245
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,610,790
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,524,295
Series A 5.00% 9/1/40	900,000	1,092,339
Series A 5.00% 9/1/41	620,000	751,868
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	470,371
		45,135,566
Electric Revenue Bonds – 5.88%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,554,075
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	530,371
Series A 5.00% 12/1/26	360,000	388,044
Minnesota Municipal Power Agency Electric
Revenue
5.00% 10/1/27	165,000	189,405
5.00% 10/1/28	500,000	573,575
5.00% 10/1/47	745,000	876,828

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	$598,560
5.00% 1/1/28	500,000	593,600
5.00% 1/1/29	470,000	555,305
5.00% 1/1/33	225,000	265,086
5.00% 1/1/34	200,000	234,932
Series A 5.00% 1/1/24	335,000	362,363
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	148,913
Series AAA 5.25% 7/1/25 ‡	95,000	85,975
Series CCC 5.25% 7/1/27 ‡	650,000	588,250
Series WW 5.00% 7/1/28 ‡	585,000	527,962
Series XX 4.75% 7/1/26 ‡	105,000	94,500
Series XX 5.25% 7/1/40 ‡	295,000	266,975
Series XX 5.75% 7/1/36 ‡	370,000	336,700
Series ZZ 4.75% 7/1/27 ‡	85,000	76,500
Series ZZ 5.25% 7/1/24 ‡	130,000	117,650
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	546,462
Series A 5.00% 12/1/35	500,000	605,940
Series A 5.00% 12/1/36	520,000	628,888
Southern Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/41	400,000	465,024
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	906,896
		12,118,779
Healthcare Revenue Bonds – 33.44%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	418,780
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	854,020
5.00% 9/1/43	535,000	557,716
5.00% 9/1/58	1,175,000	1,216,078
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	380,330
4th Tier Series D 7.00% 1/1/37	515,000	407,041

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.25% 1/1/52	1,575,000	$1,180,399
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter
Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,311,744
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,513,217
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35	645,000	608,499
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	215,165
5.00% 9/1/52	1,500,000	1,442,535
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,518,555
Cloquet Housing Facilities
(HADC Cloquet Project)
Series A 5.00% 8/1/48	850,000	850,723
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	1,039,340
Dakota County Community Development Agency
Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	870,000	892,429
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	339,543
Series A 5.00% 4/1/40	315,000	318,770
Series A 5.00% 4/1/48	185,000	186,482
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,790,975
Series A 5.00% 2/15/48	1,590,000	1,865,070
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,082,520
6.00% 6/15/39	1,000,000	1,041,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	$188,524
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated
Group)
5.375% 8/1/34	750,000	751,927
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	161,009
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,224,231
5.00% 5/1/26	1,300,000	1,551,966
5.00% 5/1/29	500,000	597,620
(North Memorial Health Care)
5.00% 9/1/30	610,000	689,873
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	1,044,580
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,104,190
Series A 5.00% 11/15/33	1,200,000	1,381,116
Series A 5.00% 11/15/34	500,000	574,455
Series A 5.00% 11/15/44	1,000,000	1,128,470
Series A 5.00% 11/15/49	1,450,000	1,717,162
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,717,306
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	507,470
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	475,390
4.20% 8/1/49	1,500,000	1,414,410
Oakdale Senior Housing
(Oak Meadows Project)
5.00% 4/1/34	500,000	500,055

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	$184,970
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,837,757
Rochester, Minnesota
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	800,000	860,504
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,104,635
Sauk Rapids Health Care Housing Facilities
Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	829,158
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	137,680
5.00% 9/1/34	105,000	114,125
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	275,385
5.00% 5/1/48	3,900,000	4,706,559
Series A 4.00% 5/1/37	1,440,000	1,584,360
Series A 5.00% 5/1/46	2,000,000	2,307,200
Unrefunded Balance 5.125% 5/1/30	15,000	15,041
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	1,005,040
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	708,326
Series A 5.00% 11/15/47	485,000	566,136
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,430,154
Series A 5.00% 7/1/29	1,000,000	1,161,430
Series A 5.00% 7/1/32	900,000	1,034,856
Series A 5.00% 7/1/33	1,540,000	1,763,808

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	$1,664,487
Series A 5.15% 11/1/42	775,000	775,387
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	999,990
St. Paul Housing & Redevelopment Authority
Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,180,880
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,502,745
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	250,000	254,628
4.00% 8/1/39	400,000	407,404
4.00% 8/1/44	350,000	355,443
5.00% 8/1/54	350,000	369,358
		68,898,381
Housing Revenue Bonds – 1.89%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater
Project)
5.00% 5/1/54	1,000,000	1,050,250
Minneapolis – St. Paul Housing Finance Board
Single Family Mortgage-Backed Securities
Program
(City Living Project)
Series A-2 5.00%
12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	651	651
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	690,000	665,491
Minnesota Housing Finance Agency State
Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	114,446

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	$1,316,884
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	750,525
		3,898,247
Lease Revenue Bonds – 2.25%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,916,162
Series A 5.00% 6/1/43	1,000,000	1,090,720
Minnesota Housing Finance Agency State
Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,620,444
		4,627,326
Local General Obligation Bonds – 6.38%
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,190,440
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	501,855
Series A 4.20% 3/1/34	750,000	792,308
Hennepin County
Series A 5.00% 12/1/37	910,000	1,123,968
Series C 5.00% 12/1/37	2,500,000	3,060,850
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,171,880
Series A 5.00% 2/1/29	1,000,000	1,169,340
Series A 5.00% 2/1/31	1,000,000	1,168,920
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	188,590
Series A 4.00% 2/1/37	215,000	252,187
Series A 4.00% 2/1/38	220,000	257,145
Series B 4.00% 2/1/36	335,000	394,861
Series B 4.00% 2/1/37	445,000	521,967
Series B 4.00% 2/1/38	465,000	543,511

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	$806,793
		13,144,615
Pre-Refunded/Escrowed to Maturity Bonds – 4.57%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	558,720
Minnesota
Series A Unrefunded Balance 5.00%
10/1/24-21 §	985,000	1,012,886
Minnesota Higher Education Facilities Authority
Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	349,658
Series 7-Q 5.00% 10/1/26-22 §	280,000	301,243
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	371,924
5.00% 7/1/27-23 §	245,000	271,237
5.00% 7/1/28-23 §	225,000	249,095
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 6.625% 9/1/42-21 §	1,500,000	1,548,255
St. Paul Housing & Redevelopment Authority
Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	330,457
Series A 5.00% 11/15/30-25 §	205,000	246,340
Western Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/30-24 §	500,000	565,730
Series A 5.00% 1/1/33-24 §	750,000	848,595
Series A 5.00% 1/1/34-24 §	450,000	509,157
Series A 5.00% 1/1/40-24 §	2,000,000	2,262,920
		9,426,217
Special Tax Revenue Bonds – 4.75%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	264,580

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	$205,298
4.00% 3/1/30	260,000	265,413
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	718,956
4.00% 3/1/27	650,000	664,294
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,155,000	3,443,462
Series A-1 5.00% 7/1/58	275,000	304,573
Series A-2 4.536% 7/1/53	3,000,000	3,232,890
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	690,762
		9,790,228
State General Obligation Bonds – 7.29%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	920,000	799,250
Minnesota
Series A 5.00% 8/1/27	750,000	894,375
Series A 5.00% 8/1/29	1,000,000	1,187,690
Series A 5.00% 8/1/33	660,000	837,712
Series A 5.00% 8/1/34	2,185,000	2,766,647
Series A 5.00% 8/1/35	1,000,000	1,288,160
Series D 5.00% 8/1/26	1,000,000	1,233,680
Series D 5.00% 8/1/27	1,000,000	1,229,490
Series E 5.00% 10/1/26	1,085,000	1,344,857
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,193,039
Series A 5.00% 8/1/38	1,000,000	1,252,700
		15,027,600
Transportation Revenue Bonds – 5.50%
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	214,840
(Subordinate)
Series A 5.00% 1/1/32	500,000	558,255
Series A 5.00% 1/1/49	1,500,000	1,805,940
Series B 5.00% 1/1/29	2,130,000	2,209,875

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	4,000,000	$4,764,680
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,774,740
		11,328,330
Water & Sewer Revenue Bonds – 1.10%
Metropolitan Council General Obligation
Wastewater Revenue (Minneapolis – St. Paul
Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,117,345
Series C 4.00% 3/1/32	1,000,000	1,152,190
		2,269,535
Total Municipal Bonds (cost $190,187,351)		198,708,576

Short-Term Investments – 0.44%
Variable Rate Demand Notes – 0.44%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.01%
11/15/48 (LOC – Wells Fargo Bank N.A.)	300,000	300,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
Series B-2 0.01% 11/15/35
(LOC - JPMorgan Chase Bank N.A.)	600,000	600,000
Total Short-Term Investments (cost $900,000)		900,000
Total Value of Securities–96.88%
(cost $191,087,351)		$199,608,576

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $6,384,217, which represents 3.10% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 28, 2021 (Unaudited)

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Assets:
Investments, at value*	$584,764,310	$88,347,099	$199,608,576
Cash	4,888,185	826,930	5,364,185
Interest receivable	6,483,948	847,347	2,226,916
Receivable for fund shares sold	848,582	11,914	560,001
Total Assets	596,985,025	90,033,290	207,759,678
Liabilities:
Payable for securities purchased	3,323,494	458,836	1,114,492
Payable for fund shares redeemed	1,179,817	80,682	377,315
Investment management fees payable
to affiliates	208,522	19,988	71,509
Distribution payable	190,154	18,911	24,644
Other accrued expenses	112,605	31,991	54,613
Distribution fees payable to affiliates	86,921	9,828	32,370
Audit and tax fees payable	22,570	22,570	22,570
Accounting and administration
expenses payable to non-affiliates	19,758	9,968	12,172
Dividend disbursing and transfer agent
fees and expenses payable to
affiliates	3,802	576	1,305
Trustees’ fees and expenses payable
to affiliates	2,168	330	741
Accounting and administration
expenses payable to affiliates	1,836	538	832
Legal fees payable to affiliates	925	141	316
Reports and statements to
shareholders expenses payable to
affiliates	694	105	241
Total Liabilities	5,153,266	654,464	1,713,120
Total Net Assets	$591,831,759	$89,378,826	$206,046,558

Net Assets Consist of:
Paid-in capital	$565,121,862	$86,182,282	$198,244,104
Total distributable earnings (loss)	26,709,897	3,196,544	7,802,454
Total Net Assets	$591,831,759	$89,378,826	$206,046,558

Statements of assets and liabilities

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Net Asset Value

Class A:
Net assets	$371,784,202	$61,206,274	$106,887,822
Shares of beneficial interest outstanding,
unlimited authorization, no par	29,703,075	5,531,398	9,614,527
Net asset value per share	$12.52	$11.07	$11.12
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$13.11	$11.38	$11.64

Class C:
Net assets	$18,034,314	$3,368,275	$14,900,540
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,436,075	303,777	1,337,683
Net asset value per share	$12.56	$11.09	$11.14

Institutional Class:
Net assets	$202,013,243	$24,804,277	$84,258,196
Shares of beneficial interest outstanding,
unlimited authorization, no par	16,142,988	2,240,809	7,581,302
Net asset value per share	$12.51	$11.07	$11.11
____________________
* Investments, at cost	$557,530,406	$84,987,779	$191,087,351

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2021 (Unaudited)

			Delaware Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Investment Income:
Interest	$9,333,392	$1,214,389	$3,505,587

Expenses:
Management fees	1,578,148	221,265	549,634
Distribution expenses – Class A	461,063	73,801	129,494
Distribution expenses – Class C	116,090	23,175	88,790
Dividend disbursing and transfer agent
fees and expenses	187,210	30,124	71,826
Accounting and administration expenses	65,585	26,388	35,240
Registration fees	30,635	13,135	8,052
Reports and statements to shareholders
expenses	25,403	7,261	9,668
Legal fees	23,802	3,480	8,140
Audit and tax fees	23,667	22,570	22,949
Trustees’ fees and expenses	14,915	2,262	5,107
Custodian fees	8,991	1,378	3,249
Other	29,099	11,128	18,259
	2,564,608	435,967	950,408
Less expenses waived	(242,189)	(91,125)	(92,531)
Less waived distribution
expenses – Class A	—	(29,520)	—
Less expenses paid indirectly	(161)	(27)	(67)
Total operating expenses	2,322,258	315,295	857,810
Net Investment Income	7,011,134	899,094	2,647,777
Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	330,477	6,410	116,823
Net change in unrealized appreciation
(depreciation) of investments	723,060	(292,426)	1,980,680
Net Realized and Unrealized Gain (Loss)	1,053,537	(286,016)	2,097,503
Net Increase in Net Assets Resulting
from Operations	$8,064,671	$613,078	$4,745,280

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,011,134	$14,887,472
Net realized gain	330,477	932,823
Net change in unrealized appreciation (depreciation)	723,060	(8,816,749)
Net increase in net assets resulting from operations	8,064,671	7,003,546

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,375,003)	(10,479,934)
Class C	(187,919)	(567,741)
Institutional Class	(2,483,249)	(5,376,871)
	(7,046,171)	(16,424,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,171,445	30,564,638
Class C	1,289,188	2,044,174
Institutional Class	28,285,741	49,162,276

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	4,078,451	9,360,817
Class C	190,530	554,458
Institutional Class	1,816,568	3,892,433
	54,831,923	95,578,796

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,826,533)	$(47,198,375)
Class C	(8,779,302)	(6,825,961)
Institutional Class	(9,564,795)	(37,945,871)
	(44,170,630)	(91,970,207)
Increase in net assets derived from capital share transactions	10,661,293	3,608,589
Net Increase (Decrease) in Net Assets	11,679,793	(5,812,411)

Net Assets:
Beginning of period	580,151,966	585,964,377
End of period	$591,831,759	$580,151,966

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$899,094	$1,942,599
Net realized gain (loss)	6,410	(68,890)
Net change in unrealized appreciation (depreciation)	(292,426)	(916,519)
Net increase in net assets resulting from operations	613,078	957,190

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(600,233)	(1,346,270)
Class C	(27,421)	(98,584)
Institutional Class	(271,066)	(497,364)
	(898,720)	(1,942,218)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,491,722	8,419,718
Class C	136,565	635,657
Institutional Class	1,273,096	11,917,665

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	521,017	1,146,384
Class C	27,784	94,088
Institutional Class	265,519	463,348
	7,715,703	22,676,860

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,380,797)	$(6,850,828)
Class C	(1,947,713)	(2,655,009)
Institutional Class	(1,507,819)	(5,203,976)
	(5,836,329)	(14,709,813)
Increase in net assets derived from capital share transactions	1,879,374	7,967,047
Net Increase in Net Assets	1,593,732	6,982,019
Net Assets:
Beginning of period	87,785,094	80,803,075
End of period	$89,378,826	$87,785,094

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,647,777	$5,533,266
Net realized gain	116,823	180,719
Net change in unrealized appreciation (depreciation)	1,980,680	(4,939,126)
Net increase in net assets resulting from operations	4,745,280	774,859

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,352,508)	(2,770,295)
Class C	(164,813)	(393,155)
Institutional Class	(1,121,817)	(2,354,836)
	(2,639,138)	(5,518,286)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,254,727	12,533,954
Class C	754,835	3,689,377
Institutional Class	15,519,922	28,268,095

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,293,187	2,475,879
Class C	165,043	369,511
Institutional Class	1,112,805	2,262,483
	27,100,519	49,599,299

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,635,867)	$(12,513,039)
Class C	(5,618,581)	(5,297,308)
Institutional Class	(8,519,749)	(28,132,087)
	(21,774,197)	(45,942,434)
Increase in net assets derived from capital share transactions	5,326,322	3,656,865
Net Increase (Decrease) in Net Assets	7,432,464	(1,086,562)
Net Assets:
Beginning of period	198,614,094	199,700,656
End of period	$206,046,558	$198,614,094

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.49	$12.68	$12.14	$12.54	$12.87	$12.60

0.15	0.31	0.36	0.37	0.38	0.41
0.03	(0.16)	0.54	(0.34)	(0.32)	0.28
0.18	0.15	0.90	0.03	0.06	0.69

(0.15)	(0.31)	(0.36)	(0.37)	(0.39)	(0.42)
—	(0.03)	—	(0.06)	—	—
(0.15)	(0.34)	(0.36)	(0.43)	(0.39)	(0.42)

$12.52	$12.49	$12.68	$12.14	$12.54	$12.87

1.43%	1.30%	7.54%	0.26%	0.49%	5.52%

$371,784	$373,691	$386,790	$390,477	$423,497	$481,066
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.94%	0.95%	0.95%
2.36%	2.53%	2.92%	2.99%	3.08%	3.25%
2.28%	2.45%	2.84%	2.90%	2.98%	3.15%
3%	15%	13%	16%	17%	15%

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding have been applied for per share information.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.53	$12.72	$12.18	$12.58	$12.91	$12.64

0.10	0.22	0.27	0.28	0.29	0.32
0.03	(0.16)	0.54	(0.34)	(0.33)	0.27
0.13	0.06	0.81	(0.06)	(0.04)	0.59

(0.10)	(0.22)	(0.27)	(0.28)	(0.29)	(0.32)
—	(0.03)	—	(0.06)	—	—
(0.10)	(0.25)	(0.27)	(0.34)	(0.29)	(0.32)

$12.56	$12.53	$12.72	$12.18	$12.58	$12.91

1.05%	0.54%	6.73%	(0.49% )	(0.25% )	4.73%

$18,035	$25,219	$29,933	$35,642	$51,045	$53,502
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.69%	1.70%	1.70%
1.61%	1.78%	2.17%	2.24%	2.33%	2.50%

1.53%	1.70%	2.09%	2.15%	2.23%	2.40%
3%	15%	13%	16%	17%	15%

Financial highlights
Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding have been applied for per share information.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.49	$12.68	$12.14	$12.54	$12.87	$12.59

0.16	0.34	0.39	0.40	0.41	0.45
0.02	(0.16)	0.54	(0.34)	(0.32)	0.28
0.18	0.18	0.93	0.06	0.09	0.73

(0.16)	(0.34)	(0.39)	(0.40)	(0.42)	(0.45)
—	(0.03)	—	(0.06)	—	—
(0.16)	(0.37)	(0.39)	(0.46)	(0.42)	(0.45)

$12.51	$12.49	$12.68	$12.14	$12.54	$12.87

1.47%	1.55%	7.81%	0.51%	0.75%	5.87%

$202,013	$181,242	$169,241	$119,894	$88,826	$53,133
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.69%	0.70%	0.70%
2.61%	2.78%	3.17%	3.24%	3.33%	3.50%
2.53%	2.70%	3.09%	3.15%	3.23%	3.40%
3%	15%	13%	16%	17%	15%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.10	$11.25	$10.82	$11.17	$11.44	$11.22

0.11	0.27	0.31	0.30	0.31	0.33
(0.03)	(0.15)	0.43	(0.31)	(0.25)	0.22
0.08	0.12	0.74	(0.01)	0.06	0.55

(0.11)	(0.27)	(0.31)	(0.30)	(0.31)	(0.33)
—	—	—	(0.04)	(0.02)	—
(0.11)	(0.27)	(0.31)	(0.34)	(0.33)	(0.33)

$11.07	$11.10	$11.25	$10.82	$11.17	$11.44

0.74%	1.08%	7.00%	(0.01% )	0.55%	4.98%

$61,206	$57,788	$55,918	$59,284	$68,934	$79,730
0.71%	0.71%	0.71%	0.79%	0.84%	0.84%
1.02%	1.02%	1.04%	1.00%	0.99%	0.97%
2.03%	2.39%	2.87%	2.77%	2.79%	2.92%
1.72%	2.08%	2.54%	2.56%	2.64%	2.79%
5%	20%	19%	17%	22%	14%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.12	$11.27	$10.84	$11.19	$11.47	$11.24

0.07	0.17	0.22	0.21	0.22	0.24
(0.03)	(0.15)	0.43	(0.31)	(0.26)	0.23
0.04	0.02	0.65	(0.10)	(0.04)	0.47

(0.07)	(0.17)	(0.22)	(0.21)	(0.22)	(0.24)
—	—	—	(0.04)	(0.02)	—
(0.07)	(0.17)	(0.22)	(0.25)	(0.24)	(0.24)

$11.09	$11.12	$11.27	$10.84	$11.19	$11.47

0.32%	0.22%	6.09%	(0.86% )	(0.39% )	4.17%

$3,368	$5,149	$7,167	$8,558	$11,885	$13,315
1.56%	1.56%	1.56%	1.64%	1.69%	1.69%
1.77%	1.77%	1.79%	1.75%	1.74%	1.72%
1.18%	1.54%	2.02%	1.92%	1.94%	2.07%

0.97%	1.33%	1.79%	1.81%	1.89%	2.04%
5%	20%	19%	17%	22%	14%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.10	$11.25	$10.83	$11.17	$11.45	$11.22

0.12	0.28	0.33	0.32	0.33	0.35
(0.03)	(0.15)	0.42	(0.30)	(0.26)	0.23
0.09	0.13	0.75	0.02	0.07	0.58

(0.12)	(0.28)	(0.33)	(0.32)	(0.33)	(0.35)
—	—	—	(0.04)	(0.02)	—
(0.12)	(0.28)	(0.33)	(0.36)	(0.35)	(0.35)

$11.07	$11.10	$11.25	$10.83	$11.17	$11.45

0.82%	1.23%	7.06%	0.23%	0.61%	5.22%

$24,805	$24,848	$17,718	$11,470	$18,800	$12,694
0.56%	0.56%	0.56%	0.64%	0.69%	0.69%
0.77%	0.77%	0.79%	0.75%	0.74%	0.72%
2.18%	2.54%	3.02%	2.92%	2.94%	3.07%
1.97%	2.33%	2.79%	2.81%	2.89%	3.04%
5%	20%	19%	17%	22%	14%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.00	$11.21	$10.66	$10.88	$11.13	$10.84

0.14	0.29	0.32	0.32	0.33	0.36
0.12	(0.21)	0.55	(0.22)	(0.25)	0.29
0.26	0.08	0.87	0.10	0.08	0.65

(0.14)	(0.29)	(0.32)	(0.32)	(0.33)	(0.36)
(0.14)	(0.29)	(0.32)	(0.32)	(0.33)	(0.36)

$11.12	$11.00	$11.21	$10.66	$10.88	$11.13

2.41%	0.81%	8.33%	0.95%	0.84%	6.12%

$106,888	$103,913	$103,487	$98,980	$98,491	$121,168
0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
0.98%	0.97%	0.99%	0.99%	0.99%	0.98%
2.62%	2.69%	2.97%	2.98%	3.08%	3.23%
2.53%	2.61%	2.87%	2.88%	2.98%	3.14%
2%	18%	12%	14%	19%	15%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.02	$11.23	$10.68	$10.90	$11.15	$10.87

0.10	0.21	0.24	0.24	0.25	0.27
0.12	(0.21)	0.55	(0.22)	(0.25)	0.29
0.22	— [3]	0.79	0.02	— [3]	0.56

(0.10)	(0.21)	(0.24)	(0.24)	(0.25)	(0.28)
(0.10)	(0.21)	(0.24)	(0.24)	(0.25)	(0.28)

$11.14	$11.02	$11.23	$10.68	$10.90	$11.15

2.03%	0.05%	7.51%	0.19%	0.09%	5.22%

$14,901	$19,376	$21,059	$21,651	$32,223	$35,751
1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
1.73%	1.72%	1.74%	1.74%	1.74%	1.73%
1.87%	1.94%	2.22%	2.23%	2.33%	2.48%

1.78%	1.86%	2.12%	2.13%	2.23%	2.39%
2%	18%	12%	14%	19%	15%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.00	$11.20	$10.66	$10.87	$11.12	$10.84

0.16	0.32	0.35	0.35	0.36	0.38
0.11	(0.20)	0.54	(0.21)	(0.25)	0.29
0.27	0.12	0.89	0.14	0.11	0.67

(0.16)	(0.32)	(0.35)	(0.35)	(0.36)	(0.39)
(0.16)	(0.32)	(0.35)	(0.35)	(0.36)	(0.39)

$11.11	$11.00	$11.20	$10.66	$10.87	$11.12

2.44%	1.15%	8.50%	1.30%	1.09%	6.28%

$84,258	$75,325	$75,155	$53,501	$44,805	$31,206
0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
0.73%	0.72%	0.74%	0.74%	0.74%	0.73%
2.87%	2.94%	3.22%	3.23%	3.33%	3.48%
2.78%	2.86%	3.12%	3.13%	3.23%	3.39%
2%	18%	12%	14%	19%	15%

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds	February 28, 2021 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of the Delaware Tax-Free Minnesota or Delaware Minnesota High-Yield Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2021, and for all open tax years (years ended August 31, 2017–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any,

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended February 28, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$161
Delaware Tax-Free Minnesota Intermediate Fund	27
Delaware Minnesota High-Yield Municipal Bond Fund	67

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through February 28, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets
Delaware Tax-Free Minnesota Fund	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$11,784
Delaware Tax-Free Minnesota Intermediate Fund	3,472
Delaware Minnesota High-Yield Municipal Bond Fund	5,349

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$25,640
Delaware Tax-Free Minnesota Intermediate Fund	3,901
Delaware Minnesota High-Yield Municipal Bond Fund	8,810

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from September 1, 2020 through August 31, 2021.* The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$8,636
Delaware Tax-Free Minnesota Intermediate Fund	1,315
Delaware Minnesota High-Yield Municipal Bond Fund	2,942

For the six months ended February 28, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Minnesota Fund	$6,168
Delaware Tax-Free Minnesota Intermediate Fund	1,614
Delaware Minnesota High-Yield Municipal Bond Fund	2,953

For the six months ended February 28, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$1,023	$279
Delaware Tax-Free Minnesota Intermediate Fund	150	44
Delaware Minnesota High-Yield Municipal Bond Fund	2,168	405

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2021, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2021, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$8,998,541	$4,261,952	$57,127
Delaware Tax-Free Minnesota
Intermediate Fund	2,410,597	3,180,040	—
Delaware Minnesota High-Yield
Municipal Bond Fund	4,162,378	7,377,530	85,207

____________________
Delaware Tax-Free Minnesota Intermediate Fund did not have any realized gains (losses) during the six months ended February 28, 2021

*The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the six months ended February 28, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$25,740,099	$14,952,099
Delaware Tax-Free Minnesota Intermediate Fund	7,652,058	4,525,037
Delaware Minnesota High-Yield Municipal Bond Fund	7,176,217	4,145,632

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation of investments
Delaware Tax-Free
Minnesota Fund	$557,557,921	$30,001,042	$(2,794,653)	$27,206,389
Delaware Tax-Free
Minnesota
Intermediate Fund	84,985,386	3,832,312	(470,599)	3,361,713
Delaware Minnesota
High-Yield Municipal
Bond Fund	191,047,966	9,952,886	(1,392,276)	8,560,610

At August 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Minnesota
Intermediate Fund	$167,389	$—	$167,389
Delaware Minnesota
High-Yield Municipal
Bond Fund	790,025	—	790,025

At August 31, 2020, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2021:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$576,624,310
Short-Term Investments	8,140,000
Total Value of Securities	$584,764,310

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$87,872,099
Short-Term Investments	475,000
Total Value of Securities	$88,347,099

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$198,708,576
Short-Term Investments	900,000
Total Value of Securities	$199,608,576

During the six months ended February 28, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/21	8/31/20	2/28/21	8/31/20	2/28/21	8/31/20
Shares sold:
Class A	1,522,174	2,470,484	491,597	760,322	739,510	1,132,737
Class C	102,254	162,787	12,257	58,542	67,516	332,654
Institutional Class	2,247,116	3,968,576	114,022	1,097,848	1,397,383	2,563,763

Shares issued upon reinvestment of dividends and distributions:
Class A	324,805	756,678	46,789	104,225	116,484	227,598
Class C	15,126	44,653	2,489	8,531	14,843	33,910
Institutional Class	144,720	314,844	23,832	42,075	100,269	208,101
	4,356,195	7,718,022	690,986	2,071,543	2,436,005	4,498,763

Shares redeemed:
Class A	(2,057,849)	(3,813,207)	(213,001)	(629,289)	(688,611)	(1,146,037)
Class C	(693,507)	(547,958)	(173,881)	(240,006)	(502,855)	(483,508)
Institutional Class	(760,233)	(3,120,080)	(134,795)	(476,666)	(766,665)	(2,628,916)
	(3,511,589)	(7,481,245)	(521,677)	(1,345,961)	(1,958,131)	(4,258,461)
Net increase	844,606	236,777	169,309	725,582	477,874	240,302

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the six months ended February 28, 2021 and the year ended August 31, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Six months ended
2/28/21	44,506	201,129	197,593	48,824	$3,104,590
Year ended
8/31/20	73,750	57,333	55,209	76,105	1,625,460

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

4. Capital Shares (continued)

			Exchange
	Exchange Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Intermediate Fund
Six months ended
2/28/21	—	36,271	36,360	—	$406,725
Year ended
8/31/20	—	20,392	20,195	252	225,863
Delaware Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/21	629	56,175	56,038	936	633,674
Year ended
8/31/20	4,022	46,853	45,608	5,405	559,234

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of February 28, 2021, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2021, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified on the “Schedules of investments.”

		Delaware Tax-Free
	Delaware Tax-Free	Minnesota
	Minnesota Fund	Intermediate Fund
Assured Guaranty Municipal Corporation	0.44%	1.27%
National Public Finance Guarantee Corporation	0.81%	—
Total	1.25%	1.27%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties,

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)
through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However,

each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 5, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2021